LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 6: LONG-TERM DEBT

Long-term debt consisted of the following as of June 30, 2023 (unaudited) and March 31, 2023.

	June 30, 2023	March 31, 2023
	(unaudited)
Truck loan – Amur Capital (a)	$66,484	$71,342
Truck loan – Mitsubishi (b)	37,369	43,332
Tractor loan – Simmons Bank(c)	40,011	43,873
Loan – Simmons Bank(e)	23,481	25,138
Rig Loan – North Mill(f)	86,623	94,099
Loan – Amur Capital(d)	33,748	35,212
Auto loan – TD Auto(g)	80,764	-
Total long-term debt	368,480	312,996
Less: current portion	(117,961)	(104,950
Long-term debt, net of current portion	$250,519	$208,046

(a)	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing April 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of June 30, 2023.

(b)	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of June 30, 2023.

(c)	On October 11, 2022, entered into long-term secured note payable for $50,142 for a tractor maturing October 11, 2025. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of June 30, 2023.

(d)	On October 18, 2022, entered into long-term secured note payable for $37,599 for equipment maturing October 18, 2027. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of June 30, 2023.

(e)	In August 2022, entered into long-term note payable in the amount of $28,900 for equipment maturing August 2, 2026. The note is secured by the collateral purchased and interest is accrued at 6.50% with principal and interest due monthly. There is no accrued interest as of June 30, 2023.

(f)	In January 2023, entered into long-term note payable in the amount of $99,000 for a rig maturing January 9, 2026. The note is secured by the collateral purchased and interest is accrued at 7.99% with principal and interest due monthly. There is no accrued interest as of June 30, 2023.

(g)	In June 2023, entered into long-term note payable in the amount of $80,764 for an automobile maturing June 2029. The note is secured by the automobile and interest is accrued at 9.79% with principal and interest due monthly. There is no accrued interest as of June 30, 2023.

The following is a list of maturities as of June 30:

2024	$117,961
2025	112,835
2026	77,783
2027	24,334
2028	18,626
Thereafter	16,941
$368,480

Interest expense on long-term debt during the three months ended June 30, 2023 and 2022 are $10,042 and $2,421, respectively.

NOTE 6: LONG-TERM DEBT

Long-term debt consisted of the following as of March 31, 2023 and 2022.

	March 31, 2023	March 31, 2022

Truck loan – Amur Capital (a)	$71,342	$-
Truck loan – Mitsubishi (b)	43,332	-
Tractor loan – Simmons Bank(d)	43,873	-
Loan – Simmons Bank(f)	25,138	-
Rig Loan – North Mill(g)	94,099	-
Loan – Amur Capital(e)	35,212	-
Total long-term debt	312,996	-
Less: current portion	(104,950)	-
Long-term debt, net of current portion	$208,046	$-

(a)	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing April 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.

(b)	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.

(c)

On October 13, 2022, White River Operating LLC, an indirect subsidiary of the Company, issued a secured promissory note payable for $1,500,000, which was used for two drilling rigs purchased (total value of $1,800,000, where the Company paid a total of $300,000). The note bears interest at the lesser of (i) the prime rate published in the “Bonds, Rates and Yields” section of The Wall Street Journal plus 7.50%; and (ii) the maximum rate permitted by applicable law, and payments consist of interest and principal in the amount of $25,000 per month through October 13, 2025 when the remaining balance of principal and interest is due. Randy May and Jay Puchir personally guaranteed this note. Pursuant to a letter agreement dated December 2, 2022, the Company and the borrower agreed to terms of early repayment of this note. On December 6, 2022, the Company paid $1,540,065 to repay all principal and interest and fees in satisfaction of the note, which included a termination fee of $65,065. This repayment was mandated by a subsequent lender. See Note 7.

(d)	On October 11, 2022, entered into long-term secured note payable for $50,142 for a tractor maturing October 11, 2025. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.

(e)	On October 18, 2022, entered into long-term secured note payable for $37,599 for equipment maturing October 18, 2027. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.

(f)	In August 2022, entered into long-term note payable in the amount of $28,900 for equipment maturing August 2, 2026. The note is secured by the collateral purchased and interest is accrued at 6.50% with principal and interest due monthly. There is no accrued interest as of March 31, 2023.

(g)	In January 2023, entered into long-term note payable in the amount of $99,000 for a rig maturing January 9, 2026. The note is secured by the collateral purchased and interest is accrued at 7.99% with principal and interest due monthly. There is no accrued interest as of March 31, 2023.

The following is a list of maturities as of March 31:

2024	$104,950
2025	106,045
2026	81,946
2027	14,435
2028	5,620
$312,996

Interest expense on long-term debt during the years ended March 31, 2023 and 2022 are $13,053 and $0, respectively.